Debt - Schedule of Debt (Details) - USD ($)	Jun. 30, 2021	Jun. 15, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt	$ 214,728,000		$ 22,875,000
Less: unamortized original issue discount and derivative liability	(69,110,000)		0
Total debt, net of unamortized original issued discount and derivative liability	145,618,000		22,875,000
Less: current portion of debt	(49,487,000)		(22,531,000)
Noncurrent portion of debt	96,131,000		343,564
Other debt facilities (various maturities and interest rates)
Debt Instrument [Line Items]
Total debt	23,147,000		0
Convertible notes | 2026 Notes
Debt Instrument [Line Items]
Debt instrument, interest rate		6.25%
Total debt	160,000,000		0
Medium-term Notes | Paycheck Protection Program loans
Debt Instrument [Line Items]
Total debt	1,015,000		1,545,000
Unsecured Debt | Provider Relief Funds
Debt Instrument [Line Items]
Total debt	735,000		230,000
Notes Payable | Seller notes
Debt Instrument [Line Items]
Total debt	$ 29,831,000		$ 21,100,000